EQUITY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
EQUITY TRANSACTIONS

On July 18, 2018, we issued 150,000 common shares valued at $165,000 to Sylva International LLC for an agreement to provide digital marketing services to the Company. The agreement was subsequently terminated by the Company for breach of contract. The Company fully recognized $165,000 of stock based compensation for the nine months September 30, 2018.

On September 12, 2018, pursuant to the Company’s Employee Incentive Stock Option Plan, we issued a total of 636,830 options to certain employees. The options have an expiration date of September 10, 2025 and have an exercise price of $1.00 per share. Of the total options issued, 25,000 vested immediately, with the balance of 611,830 options vesting equally over the course of three years, subject to restrictions regarding the employee’s continued employment by the Company. The fair value of the options is $482,751. The Company recognized $13,410 as option expense for the nine months September 30, 2018. The unamortized expense at September 30, 2018 is $469,342.

On September 14, 2018, we issued 105,000 common shares valued at $152,250 and 175,000 warrants to Redstone Communications LLC and 45,000 common shares valued at $65,250 and 75,000 warrants to Mr. Marlin Molinaro as compensation for the first six months of an agreement to provide for public relations with existing shareholders, broker dealers, and other investment professionals for the Company. The warrants fair value was determined to be $234,067. The warrants granted are non-refundable and vest immediately and have an expiration date of September 14, 2023. Stock based compensation of $36,205 for the common shares issued and $234,067 for the warrant granted was expensed during the nine months September 30, 2018. As of September 30, 2018, the unamortized expense for the common shares issued is $181,250.

The Company has Series A Preferred stock outstanding, which has the following key provisions: par value of $0.0001, voting rights of 33(1/3) votes of Class A Common stock for each Series A Preferred stock, conversion to Class A Common stock at a rate 3(1/3) Class A Common stock, liquidation rights at $1.65 per share, and anti-dilution protection through March 21, 2020 for conversion into Class A Common Stock at no less than 72.0% of the fully-diluted Class A Common stock outstanding. The Company evaluated the embedded conversion option under ASC 815. The conversion option was deemed clearly and closely related to its equity host instrument and as such was not bifurcated.

Total preferred dividend requirement for the nine-month period ending September 30, 2018 and 2017 amounted to $104,157 and $0, respectively.

Total stock, warrant and option compensation expense for the nine-month period ending September 30, 2018 and 2017 amounted to $448,727 and $0, respectively.

The price of the above stock, warrants and options were determined using the closing stock price at the date of the grant and the Black-Sholes Option Pricing Model.

9/30/2018
Expected Dividend Yield	0%
Expected volatility	120%
Risk-free rate	1.4%
Expected life of warrants	3-7 Years

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Life in Years	Value
Outstanding - December 31, 2017	5,364,230	$2.638	2.835	$138,069
Exercisable - December 31, 2017	5,364,230	$2.638	2.835	$138,069
Granted	886,830	$1.000	6.388	$5,386,975
Forfeited or Expired	-	-	-	-
Exercised	-	$-	-	-
Outstanding - September 30, 2018	6,251,060	$2.432	2.474	$31,556,641
Exercisable - September 30, 2018	5,639,230	$2.590	1.982	$27,836,687

A new 2016 Stock Incentive Plan (2016 Plan) was approved by the Board during January 2016. The Company may grant up to 6,363,225 shares of Series A Preferred stock under the 2016 Plan. The 2016 Plan is administered by the Board of Directors, which has substantial discretion to determine persons, amounts, time, price, exercise terms, and restrictions of the grants, if any. The options issued under the 2016 Plan vest upon issuance.

During 2016, the Company issued options amounting to 6,363,225 shares (which includes shares disclosed above) under an adopted stock option plan that were cashlessly exercised into 2,267,362 shares of Series A preferred stock resulting in an expense of $88,675.

On May 10, 2017, the Company issued warrants amounting to 8,334 common shares to a board member. The options expire May 9, 2020 and have an exercise price of $3.60. An expense in the amount of $40,000 was recognized for this issuance.

The Company had a note payable in the amount of $50,000 which was assumed as part of the share exchange agreement and accounted for as an expense in the recapitalization transaction. On February 22, 2017, the Company modified the note to add a conversion option with a price of $1.50. The conversion option was beneficial, therefore, the Company recognized $50,000 as a discount to the assumed note payable. The note was immediately converted, resulting in the issuance of 33,334 shares and the full amortization of the discount.

The Company has Series A Preferred stock outstanding, which has the following key provisions: par value of $0.0001, voting rights of 33(1/3) votes of Class A Common stock for each Series A Preferred stock, conversion to Class A Common stock at a rate 3(1/3) Class A Common stock, liquidation rights at $1.65 per share, and anti-dilution protection through March 21, 2020 for conversion into Class A Common Stock at no less than 72.0% of the fully-diluted Class A Common stock outstanding. The Company evaluated the embedded conversion option under ASC 815. The conversion option was deemed clearly and closely related to its equity host instrument and as such was not bifurcated.

On March 7, 2017, ARC closed a private placement whereby it issued an aggregate of 500,000 shares of ARC’s Series B Preferred Stock at a purchase price of $1.00 per Series B Preferred share and warrants to purchase an aggregate of 208,334 shares of the ARC’s common stock (subject to certain adjustments), for proceeds to ARC of $500,000 (the “March 2017 Private Placement”). After deducting for fees and expenses, the aggregate net proceeds from the sale of the preferred series B shares and the warrants in the March 2017 Private Placement were approximately $500,000. The ‘A’ warrants totaling 138,889 shares expire March 6, 2020 and hold an exercise price of $7.60 per share. The ‘A-1’ warrants totaling 69,445 shares expire March 6, 2020 and hold an exercise price of $.003 per share.

On April 2, 2017, American Resources Corporation closed a private placement whereby it issued an aggregate of 100,000 shares of the ARC’s Series B Preferred Stock at a purchase price of $1.00 per Series B Preferred share, and warrants to purchase an aggregate of 27,778 shares of the ARC’s common stock (subject to certain adjustments), for proceeds to ARC of $100,000 (the “April 2017 Private Placement”). After deducting for fees and expenses, the aggregate net proceeds from the sale of the Series B Preferred Stock and the warrants in the April 2017 Private Placement were approximately $100,000. The ‘A’ warrants totaling 27,778 shares expire April 2, 2019 and hold an exercise price of $7.20 per share.

On April 30, 2017, American Resources Corporation closed on a private placement agreement whereby it issued an aggregate of 250,000 shares of the ARC’s Series B Preferred Stock and A warrants amounting to 69,445 to an unrelated party for the purchase of $250,000 of secured debt that had been owed to that party, by an operating subsidiary of a related party. As a result of the transaction, the Company is now the creditor on the notes. The first note in the amount of $150,000 is dated March 13, 2013, carries an interest rate of 12% and was due on September 13, 2015. The second note in the amount of $100,000 is dated July 17, 2013, carries an interest rate of 12% and was due January 17, 2016. Both notes are in default and were impaired. The A warrants totaling 69,445 shares expire April 29, 2019 and hold an exercise price of $7.20 per share.

The Series B Preferred Stock converts into common stock of the Company at the holder’s discretion at a conversion price of $3.60 per common share (one share of Series B Preferred converts to common at a ratio of 0.27778). Furthermore, the Series B Preferred share purchase agreement provides for certain adjustments to the conversion value of the Series B Preferred to common shares of the Company that are based on the EBITDA (earnings before interest, taxes, depreciation, and amortization) for the Company for the 12 months ended March 31, 2018 of $6,000,000. Those adjustments provide for a decrease in the conversion value based on the proportional miss of the Company’s EBITDA, up to a maximum of 30.0% decrease in the conversion value of the Series B Preferred to common shares.

The Series B Preferred share purchase agreement provides, for a period of nine months post execution of the purchase agreement, an option for the investor to put the Series B Preferred investment to the Company at a 12% premium to the Series B Preferred purchase price should the Company achieve certain hurdles, such as a secondary offering and an up-listing to a national stock exchange. Such put option expires after 20 days from notification of the Company to the Series B Preferred investor of the fulfillment of such qualifications.

Total preferred dividend requirement for 2017 and 2016 amounted to $53,157 and $0, respectively.

Total stock-based compensation expense incurred for awards to employees during 2017 and 2016 was $0 and $88,675, respectively. Fair value was determined using the total enterprise value approach.

On July 5, 2017, the Company issued 13,333 common shares and warrants to purchase 33,333 shares to an unrelated consulting company. The warrants had an exercise price of $3.60 with a three-year term. The total compensation expense related to this warrant was $10,000 which was determined using the closing stock price at the date of the grant and the Black-Sholes Option Pricing Model.

In conjunction with the ARC business loan, warrants of 5,996,609 common shares were issued and 979,603 were subsequently canceled at an exercise price ranging from $.01 to $11.44 per share and with an expiration date of October 2, 2020.

2017
Expected Dividend Yield	0%
Expected volatility	13.73%
Risk-free rate	1.62%
Expected life of warrants	2-3 years

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Life in Years	Value
Outstanding – December 31, 2015	-	-	-	-
Exercisable - December 31, 2015	-	-	-	-
Granted	-	-	-	-
Forfeited or Expired	-	-	-	-
Outstanding - December 31, 2016	-	-	-	-
Exercisable - December 31, 2016	-	-	-	-
Granted	6,343,833	$2.317	2.706	$174,253
Forfeited or Expired	979,603	$0.560	1.997	$36,184
Exercised	-	-	-	-
Outstanding - December 31, 2017	5,364,230	$2.638	2.835	$138,069
Exercisable - December 31, 2017	5,364,230	$2.638	2.835	$138,069